Note 7 - ELOC Commitment Note Payable (Details Textual) - USD ($)	3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Proceeds from Issuance of Common Stock			$ 1,367,000	$ 0	$ 755,000	$ 4,253,000
Series C Preferred Stock [Member]
Stock Redeemed or Called During Period, Shares (in shares)	706
ELOC Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	1,400,000	1,400,000
Proceeds from Issuance of Common Stock		$ 4,400,000
ELOC Purchase Agreement [Member] | Series C Preferred Stock [Member]
Stock Redeemed or Called During Period, Shares (in shares)	705	705
Stock Redeemed or Called During Period, Value, Net	$ 1,100,000	$ 1,100,000
June 2024 Commitment Note [Member]
Debt Instrument, Face Amount	$ 350,000	$ 350,000	$ 350,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%	5.00%
Debt Instrument, Fair Value Disclosure	$ 600,000	$ 600,000	$ 600,000
Convertible Notes Payable, Current	$ 317,000	$ 317,000	$ 317,000		$ 0
Debt Instrument, Interest Rate, Effective Percentage	3.00%	3.00%	3.00%
June 2024 Commitment Note [Member] | Embedded Derivative Financial Instruments [Member]
Embedded Derivative, Fair Value of Embedded Derivative Liability	$ 300,000	$ 300,000	$ 300,000
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net	$ 100,000		$ 100,000